Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Short-term employee benefits	$ 8,652	$ 8,654
Post-employment benefits	762	777
Long-term share-based awards	5,970	6,110
Total key management personnel compensation	$ 15,384	$ 15,541